INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Balance at the beginning of the year	$ 1,170,435
Participation in the profit or loss of the period	4,002,967	$ 4,041,190	$ 3,481,804
Total other comprehensive income	(3,162,875)	452,759	(229,311)
Dividends declared	(669,795)	(2,073,675)	(2,300,582)
Year-end balance	1,419,296	1,170,435
Associates [member]
Disclosure of associates [line items]
Balance at the beginning of the year	1,170,435	1,029,243	985,497
Acquisitions	7,267	4,539	5,333
Participation in the profit or loss of the period	371,127	298,705	222,825
Total other comprehensive income	81,730	(846)	13,059
Dividends declared	(301,895)	(225,844)	(221,076)
Reclassifications			(57)
Exchange difference	90,632	63,654	23,662
Realization of Other Comprehensive Income		1,059
Dilution effect		(75)
Year-end balance	$ 1,419,296	$ 1,170,435	$ 1,029,243